Investment in affiliates (Details)	1 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2014	Aug. 31, 2014	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)
Investment in affiliates
Equity method investments				$ 5,348,785		$ 2,039,549
Cost method investments				6,229,210		245,138
Total investments				11,577,995		2,284,687
Wuling Center
Investment in affiliates
Equity method investments				$ 1,550,359
Equity method investment, ownership percentage (in percentage)			1.10%	1.10%
Guochen
Investment in affiliates
Equity method investments				$ 709,576
Equity method investment, ownership percentage (in percentage)			8.30%	8.30%
Guojinwenying
Investment in affiliates
Equity method investments				$ 701,714		$ 735,414
Equity method investment, ownership percentage (in percentage)			45.00%	45.00%	45.00%	45.00%
Equity method investment, cost | ¥					¥ 4,500,000
Hehui
Investment in affiliates
Equity method investments				$ 587,337		$ 560,549
Equity method investment, ownership percentage (in percentage)			49.00%	49.00%	49.00%	49.00%
Ownership percentage before sale of stock (in percentage)		65.00%
Ownership percentage disposed (in percentage)	16.00%
Ownership percentage after sale of stock (in percentage)			49.00%
ZhongZheng
Investment in affiliates
Cost method investments				$ 4,619,933
Cost method investment, ownership percentage (in percentage)			1.00%	1.00%
Cost method investment, original cost			¥ 30,000,000	$ 4,884,243
Star Investment
Investment in affiliates
Cost method investments				$ 1,378,280
Cost method investment, ownership percentage (in percentage)			9.00%	9.00%
Others
Investment in affiliates
Equity method investments				$ 1,799,799		$ 743,586
Cost method investments				$ 230,997		$ 245,138
Shanghai Yidezhao Equity Investment Center ("Yidezhao") | Guochen
Investment in affiliates
Equity method investment, ownership percentage (in percentage)					8.30%	8.30%
Equity method investment, cost					¥ 2,500,000	$ 408,563
Shanghai Yidezeng Equity Investment Center ("Yidezeng") | Star Investment
Investment in affiliates
Cost method investment, ownership percentage (in percentage)			9.00%	9.00%
Shanghai Yidezhen Equity Investment Center ("Yidezhen") | Wuling Center
Investment in affiliates
Equity method investment, ownership percentage (in percentage)			1.10%	1.10%